Credit facility payable (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 14, 2023	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Credit facility payable
Credit facility		$ 5,000,000
Maturity Date	Sep. 14, 2026	Jun. 30, 2023
Accrued interest amount			$ 23,266
Principal amount			0	$ 802,328
Incurred legal costs			$ 80,133